Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 569	$ 480	$ 481	$ 432
Provision for credit losses
Originations	21	22	72	65
Maturities	(11)	(8)	(26)	(18)
Changes in risk, parameters and exposures	26	(19)	92	10
Write-offs	(6)	(7)	(17)	(23)
Recoveries	4	3	9	10
Exchange rate and other	(4)	(8)	(12)	(13)
Balance at end of period	599	463	599	463
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	245	238	223	235
Provision for credit losses
Transfers to Stage 1	39	38	72	70
Transfers to Stage 2	(8)	(4)	(18)	(23)
Transfers to Stage 3	(2)		(4)	(1)
Originations	21	22	72	65
Maturities	(5)	(4)	(13)	(12)
Changes in risk, parameters and exposures	(66)	(63)	(110)	(107)
Exchange rate and other	(1)		1
Balance at end of period	223	227	223	227
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	118	103	90	65
Provision for credit losses
Transfers to Stage 1	(37)	(38)	(70)	(70)
Transfers to Stage 2	8	6	26	31
Transfers to Stage 3	(13)	(4)	(29)	(9)
Maturities	(6)	(4)	(13)	(6)
Changes in risk, parameters and exposures	68	29	135	80
Exchange rate and other	1	(2)		(1)
Balance at end of period	139	90	139	90
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	206	139	168	132
Provision for credit losses
Transfers to Stage 1	(2)		(2)
Transfers to Stage 2		(2)	(8)	(8)
Transfers to Stage 3	15	4	33	10
Changes in risk, parameters and exposures	24	15	67	37
Write-offs	(6)	(7)	(17)	(23)
Recoveries	4	3	9	10
Exchange rate and other	(4)	(6)	(13)	(12)
Balance at end of period	$ 237	$ 146	$ 237	$ 146